OTHER INVESTMENTS - Narratives (Details) R in Millions	12 Months Ended
Jun. 30, 2020 ZAR (R)
Disclosure of financial assets [line items]
Marketability unobservable inputs rate	16.50%
Minority discounts unobservable input rate	17.00%
Rand Refinery Proprietary Limited ("Rand Refinery") [member]
Disclosure of financial assets [line items]
Proportion of ownership interest in associate	11.30%
Investments in equity instruments designated at fair value through other comprehensive income	R 178.4